SHORT-TERM INVESTMENTS MEASURED AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2017
SHORT-TERM INVESTMENTS MEASURED AT FAIR VALUE
Schedule of short-term investments measured at fair value
	As of December 31,
	2016	2017
Hotel Group A	—	129,911